Restricted Stock Units - Summary of Outstanding RSUs (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Shares granted	113,506
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Non-vested as beginning balance			3,336,095
Number of shares, Shares vested			(137,104)
Number of shares, Shares granted		3,336,095	113,506	3,336,095
Number of shares, Shares cancelled			(132,897)
Number of shares, Non-vested ending balance		3,336,095	3,179,600	3,336,095
Weighted-average grant date fair value (per share), Non-vested beginning balance			$ 8.25
Weighted-average grant date fair value (per share), Vested			8.25
Weighted-average grant date fair value (per share), Granted		$ 8.25	6.23	$ 8.25
Weighted-average grant date fair value (per share), Cancelled			8.25
Weighted-average grant date fair value (per share), Non-vested ending balance		$ 8.25	$ 8.18	$ 8.25